Income Taxes (Tables)	12 Months Ended
Dec. 27, 2014
Income Tax Disclosure [Abstract]
Components of Income Tax Benefit

For the years ended December 27, 2014, December 28, 2013 and December 31, 2012, income taxes consisted of the following:

	2014	2013	2012
Provision for income taxes:
Current	$(905)	$1,761	$(452)
Deferred	(6,078)	(4,408)	(3,468)

Income tax benefit	$(6,983)	$(2,647)	$(3,920)

Schedule of Income Tax Benefit

The effective tax rate on pre-tax income differs from the U.S. statutory rate due to the following:

	2014	2013	2012
Income tax benefit at federal statutory tax rate	$(4,643)	$(37,160)	$(19,074)
Less: Income tax benefit at federal statutory tax rate for LLC entities	(2,272)	32,801	16,167
State and local income taxes	(224)	130	(90)
Depletion expense	(129)	(411)	(377)
Goodwill impairment	—	1,046	—
Effective rate change	(241)	—	(532)
Valuation allowance	1,693	729	36
Impact of international operations	(73)	—	—
Prior year true-up adjustments and amended returns	(624)	—	—
Other	(470)	218	(50)

Income tax benefit	$(6,983)	$(2,647)	$(3,920)

Components of Net Deferred Income Tax Liability

The following table summarizes the components of the net deferred income tax liability as of December 27, 2014 and December 28, 2013:

	2014	2013
Deferred tax (liabilities) assets:
Accelerated depreciation	$(40,141)	$(33,146)
Mining reclamation reserve	2,180	1,502
Net operating loss	7,106	2,227
Capital losses on securities	—	997
Net intangible assets	(1,072)	(607)
Inventory purchase accounting adjustments	1,275	1,288
Working capital (e.g., accrued compensation, prepaid assets)	(10)	1,655

Deferred tax liabilities, net	(30,662)	(26,084)
Less valuation allowance on loss carryforwards	(2,523)	(1,826)

Total	$(33,185)	$(27,910)

Deferred tax balances are included in the consolidated balance sheets under the following captions:
Other current assets	$1,167	$2,316
Other noncurrent liabilities	(34,352)	(30,226)

Total	$(33,185)	$(27,910)